Convertible Notes Payable (Details 2)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
12% Convertible Promissory Note One
Conversion Date	Mar. 23, 2018
Number of Shares of Common Stock | shares	1,000,000
Principal and Amount Converted | $	$ 25,750
Price per Share | $ / shares	$ 0.0258
12% Convertible Promissory Note Two
Conversion Date	Apr. 19, 2018
Number of Shares of Common Stock | shares	2,141,249
Principal and Amount Converted | $	$ 22,804
Price per Share | $ / shares	$ 0.0106
12% Convertible Promissory Note
Number of Shares of Common Stock | shares	3,141,249
Principal and Amount Converted | $	$ 48,554